Common Stock, Options, and Stock Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Gross compensation costs
Total gross compensation costs	$ 6,714	$ 13,208	$ 4,512
Income tax benefits
Total income tax benefits	(2,203)	(4,509)	(1,573)
Net compensation expense	4,511	8,699	2,939
Stock Options [Member]
Gross compensation costs
Total gross compensation costs	0	0	4
Income tax benefits
Total income tax benefits	(39)	(1)	(56)
Restricted Stock [Member]
Gross compensation costs
Total gross compensation costs	6,714	13,208	4,508
Income tax benefits
Total income tax benefits	$ (2,164)	$ (4,508)	$ (1,517)
Common Class A [Member]
Information on Class A Common Stock issued as acquisition
Shares issued due to acquisitions	635	209	0